Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	$ 203,110	$ 187,194
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(33,069)	(22,382)
Net amounts of financial instruments presented in the consolidated statement of financial position	170,041	164,812
Impact of master netting arrangements or similar agreements	(40,116)	(36,693)
Collateral	(113,589)	(112,569)
Net amount	16,336	15,550
Gross amounts of recognized financial instruments	198,741	202,392
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(33,069)	(22,382)
Net amounts of financial instruments presented in the consolidated statement of financial position	165,672	180,010
Impact of master netting arrangements or similar agreements	(40,116)	(36,693)
Collateral	(109,829)	(131,498)
Net amount	15,727	11,819
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	42,390	42,515
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(187)	(268)
Net amounts of financial instruments presented in the consolidated statement of financial position	42,203	42,247
Impact of master netting arrangements or similar agreements	(25,293)	(27,003)
Collateral	(6,489)	(9,058)
Net amount	10,421	6,186
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		159,877
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(22,114)
Net amounts of financial instruments presented in the consolidated statement of financial position		137,763
Impact of master netting arrangements or similar agreements		(9,690)
Collateral		(122,440)
Net amount		5,633
Obligations related to securities sold under repurchase agreements [Member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	156,351
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(32,882)
Net amounts of financial instruments presented in the consolidated statement of financial position	123,469
Impact of master netting arrangements or similar agreements	(14,823)
Collateral	(103,340)
Net amount	5,306
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	42,489	45,333
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(187)	(268)
Net amounts of financial instruments presented in the consolidated statement of financial position	42,302	45,065
Impact of master netting arrangements or similar agreements	(25,293)	(27,003)
Collateral	(3,608)	(5,328)
Net amount	13,401	12,734
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		141,861
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(22,114)
Net amounts of financial instruments presented in the consolidated statement of financial position		119,747
Impact of master netting arrangements or similar agreements		(9,690)
Collateral		(107,241)
Net amount		$ 2,816
Securities purchased under resale agreements [Member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	160,621
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(32,882)
Net amounts of financial instruments presented in the consolidated statement of financial position	127,739
Impact of master netting arrangements or similar agreements	(14,823)
Collateral	(109,981)
Net amount	$ 2,935